OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other Non-current assets

	2021	2020
Restricted cash	$11.4	$12.4
Prepaid rent to a portfolio investment	21.2	23.3
Advances to a portfolio investment	11.1	29.7
Investment in finance leases (Note 17)	114.9	138.2
Non-current receivables	45.6	40.2
Investment tax credits	259.2	231.5
Other	32.4	35.1
	$495.8	$510.4